Investments (Details) - Schedule of investments - USD ($)		Sep. 30, 2022	Sep. 30, 2021
Short-term investments:
Wealth management product	[1]		$ 1,611,015
Convertible debt instrument	[2]	702,889	775,988
Total short-term investments		702,889	2,387,003
Long-term investments		2,101,519	132,621
Total investments		$ 2,804,408	$ 2,519,624

[1]	Wealth management product is a deposit in a financial institution with a variable interest rate and not-guaranteed principal. The wealth management product was bought on September 24, 2020, and carried at FV. It had duration of 1.5 years, during which the Company could redeem the wealth management product at its discretion. On March 31, 2022, the deposits are redeemed. For the years ended September 30, 2020, 2021 and 2022, there were nil, nil and $109,817 interest income recognized in earnings.
[2]	Convertible debt instrument was issued by a private company and redeemable at the Company’s option. The convertible debt instrument is due on June 12, 2023, has interest of 6% and carried at FV. For the years ended September 30, 2020, 2021 and 2022, there were nil, $43,493 and $43,188 interest income recognized in earnings and no unrealized gain or loss from the changes in FVs recognized in accumulated other comprehensive income (loss).